Acquisition of Tintic Consolidated Metals LLC - Schedule of Purchase Price Allocation (Details) - Tintic Consolidated Metals LLC $ in Thousands, $ in Millions		12 Months Ended
	May 27, 2022 CAD ($)	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($) EquityInstruments	May 27, 2022 USD ($) EquityInstruments	May 27, 2022 CAD ($) EquityInstruments
Consideration paid
Issuance of common shares of Osisko Development, Value						$ 109,656
Issuance of common shares, Shares | EquityInstruments		12,049,449		12,049,449	12,049,449	12,049,449
Cash						$ 63,881
Convertible instruments	$ 10,827	$ 8.5	$ 10,800
Fair value of deferred consideration						13,414
Deferred payments					$ 12.5	15,900
Fair value of other contingent payments, rights and obligations						1,695
Total consideration paid		156.6		$ 199,500		199,473
Net assets acquired
Cash						871
Other current assets						1,834
Mining assets						169,175
Plant and equipment						13,054
Exploration and evaluation						38,508
Other non-current assets						1,735
Current liabilities						(1,322)
Non-current liabilities						(4,925)
Deferred income tax liability						(19,457)
Total consideration paid		$ 156.6		$ 199,500		$ 199,473